Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Future Minimum Operating Lease Payments
The Company’s future minimum operating lease payments required to be made after June 30, 2024, relating to the bareboat chartered-in vessels M/T Eco Bel Air and M/T Eco Beverly Hills are as follows:

Year ending December 31,	Bareboat charter lease payments
2024 (remainder)	4,942
2025	6,777
Total	11,719
Less imputed interest	872
Total Lease Liability	10,847

Presented as follows:
Current portion of Operating lease liabilities	7,669
Non-current portion of Operating lease liabilities	3,178

Future Minimum Time-Charter Receipts
Future minimum time-charter receipts of the Company’s vessels in operation as of June 30, 2024, based on commitments relating to non-cancellable time charter contracts, are as follows:

Year ending December 31,	Time Charter receipts
2024 (remaining)	42,402
2025	85,085
2026	60,782
2027	36,816
2028 and thereafter	81,173
Total	306,258